FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES, Foreign Currency Risk (Details) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash reserves	$ 2,714,776	$ 844,118	$ 3,323
US$ [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash reserves	5,200,000
Foreign Currency Risk [Member] | A$ [Member]
Financial Liabilities [Abstract]
Net exposure	1,863,441	3,431,208
Foreign Currency Risk [Member] | A$ [Member] | Cash and Cash Equivalents [Member]
Financial Assets [Abstract]
Financial assets	1,971,129	3,496,163
Foreign Currency Risk [Member] | A$ [Member] | Trade and Other Receivables [Member]
Financial Assets [Abstract]
Financial assets	35,493	10,508
Foreign Currency Risk [Member] | A$ [Member] | Trade and Other Payables [Member]
Financial Liabilities [Abstract]
Financial liabilities	143,181	75,463
10% Increase [Member]
US Dollar Appreciated or Depreciated Against Australian Dollar [Abstract]
Profit or loss	186,344	343,121
Other comprehensive income	186,344	343,121
10% Decrease [Member]
US Dollar Appreciated or Depreciated Against Australian Dollar [Abstract]
Profit or loss	(186,344)	(343,121)
Other comprehensive income	$ (186,344)	$ (343,121)